AeroTurbine Restructuring (Schedule Of Impairment Charges And Severance Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Leased engines impairment	$ 15,392	$ 22,402
Transaction, integration and restructuring related expenses	53,389	58,913	$ 148,792
AeroTurbine, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Leased engines impairment	15,392	22,402
Severance expenses	19,801	2,072
Tradename and other intangible assets impairment	14,868	24,837
Write-down of fixed assets and consumable inventory	3,328
Transaction, integration and restructuring related expenses	$ 53,389	$ 49,311